UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIES

	  INVESTMENT COMPANY ACT FILE NUMBERS 811-2981

FIRST INVESTORS SPECIAL BOND FUND, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
581 Main Street
Woodbridge, NJ 07095
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2004

DATE OF REPORTING PERIOD:  SEPTEMBER 30, 2004

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows


Portfolio of Investments (unaudited)
First Investors Special Bond Fund, Inc,
September 30, 2004
-------------------------------------------------------------------------------------------------------------------
     Principal
       Amount,
     Shares or
      Warrants    Security                                                                                    Value
-------------------------------------------------------------------------------------------------------------------
                  CORPORATE BONDS--87.0%
                  Aerospace/Defense--2.0%
          $150M   Alliant Techsystems, Inc., 8.5%, 2011                                                    $164,250
           250M   L-3 Communications Corp., 8%, 2008                                                        258,750
-------------------------------------------------------------------------------------------------------------------
                                                                                                            423,000
-------------------------------------------------------------------------------------------------------------------
                  Automotive--8.2%
           225M   Accuride Corp., 9.25%, 2008                                                               231,187
            75M   Asbury Automotive Group, Inc., 9%, 2012                                                    79,500
           594M   Cambridge Industries Liquidating Trust ++ **                                                1,188
                  Collins & Aikman Products Co.:
           250M       10.75%, 2011                                                                          251,250
           250M       12.875%, 2012 +                                                                       231,875
           175M   Dana Corp., 9%, 2011                                                                      212,188
           500M   Special Devices, Inc., 11.375%, 2008                                                      480,000
           228M   TRW Automotive, Inc., 9.375%, 2013                                                        261,630
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,748,818
-------------------------------------------------------------------------------------------------------------------
                  Chemicals--10.2%
            25M   BCP Caylux Holding Lux SCA, 9.625%, 2014 +                                                 27,125
           150M   Equistar Chemicals LP, 10.625%, 2011                                                      171,750
           100M   Huntsman, LLC, 11.625%, 2010                                                              116,250
           100M   IMC Global, Inc., 10.875%, 2013                                                           126,750
           300M   Innophos, Inc., 8.875%, 2014 +                                                            321,000
                  Lyondell Chemical Co.:
           350M       9.625%, 2007                                                                          382,813
           150M       9.5%, 2008                                                                            164,438
                  Millennium America, Inc.:
            90M       9.25%, 2008                                                                            99,675
           110M       9.25%, 2008 +                                                                         121,825
           675M   Resolution Performance Products, LLC, 13.5%, 2010                                         658,125
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,189,751
-------------------------------------------------------------------------------------------------------------------
                  Consumer Non-Durables--1.0%
           200M   AKI, Inc., 10.5%, 2008                                                                    206,750
-------------------------------------------------------------------------------------------------------------------
                  Energy--12.6%
           250M   Belden & Blake Corp., 8.75%, 2012 +                                                       267,500
           300M   Bluewater Finance, Ltd., 10.25%, 2012                                                     327,000
           500M   Compagnie Generale de Geophysique, 10.625%, 2007                                          532,000
           125M   Dresser, Inc., 9.375%, 2011                                                               138,125
           250M   El Paso Production Holding Co., 7.75%, 2013                                               251,875
           745M   Giant Industries, Inc., 11%, 2012                                                         856,750
           300M   Tesoro Petroleum Corp., 9.625%, 2008                                                      331,500
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,704,750
-------------------------------------------------------------------------------------------------------------------
                  Financial Services--2.4%
           500M   Dow Jones CDX, High Yield, Trust 1 Series 3-1, 7.75%, 2009 +                              506,875
-------------------------------------------------------------------------------------------------------------------
                  Food/Beverage/Tobacco--1.4%
           150M   Land O'Lakes, Inc., 8.75%, 2011                                                           141,000
           150M   Pilgrim's Pride Corp., 9.625%, 2011                                                       168,750
-------------------------------------------------------------------------------------------------------------------
                                                                                                            309,750
-------------------------------------------------------------------------------------------------------------------
                  Food/Drug--.8%
           175M   Di Giorgio Corp., 10%, 2007                                                               175,875
-------------------------------------------------------------------------------------------------------------------
                  Forest Products/Containers--4.4%
           250M   AEP Industries, Inc., 9.875%, 2007                                                        255,937
           175M   Potlatch Corp., 10%, 2011                                                                 198,625
           200M   Stone Container Corp., 9.75%, 2011                                                        222,500
                  Tekni-Plex, Inc.:
           175M       12.75%, 2010                                                                          147,000
           130M       8.75%, 2013 +                                                                         124,150
-------------------------------------------------------------------------------------------------------------------
                                                                                                            948,212
-------------------------------------------------------------------------------------------------------------------
                  Gaming/Leisure--2.8%
           250M   Circus & Eldorado/Silver Legacy, 10.125%, 2012                                            267,500
           300M   Park Place Entertainment Corp., 9.375%, 2007                                              335,250
-------------------------------------------------------------------------------------------------------------------
                                                                                                            602,750
-------------------------------------------------------------------------------------------------------------------
                  Health Care--6.3%
           165M   HCA, Inc., 5.25%, 2008                                                                    169,101
           150M   Insight Health Services Corp., 9.875%, 2011                                               150,750
           150M   MedQuest, Inc., 11.875%, 2012                                                             171,750
            75M   Quintiles Transnational Corp., 10%, 2013                                                   79,875
           250M   Sybron Dental Specialties, Inc., 8.125%, 2012                                             271,875
           550M   Tenet Healthcare Corp., 6.375%, 2011                                                      496,375
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,339,726
-------------------------------------------------------------------------------------------------------------------
                  Housing--.5%
           100M   Integrated Electrical Services, Inc., 9.375%, 2009                                         98,500
-------------------------------------------------------------------------------------------------------------------
                  Information Technology--.0%
           150M   Exodus Communications, Inc., 10.75%, 2009 ++ **                                                94
-------------------------------------------------------------------------------------------------------------------
                  Investment/Finance Companies--.2%
           101M   Finova Group, Inc., 7.5%, 2009                                                             51,005
-------------------------------------------------------------------------------------------------------------------
                  Manufacturing--3.7%
           600M   Columbus McKinnon Corp., 8.5%, 2008                                                       588,000
           200M   Wolverine Tube, Inc., 7.375%, 2008 +                                                      199,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                            787,000
-------------------------------------------------------------------------------------------------------------------
                  Media-Broadcasting--2.6%
           150M   Nexstar Finance, LLC, 12%, 2008                                                           165,750
           150M   Sinclair Broadcasting Group, Inc., 8.75%, 2011                                            163,500
                  Young Broadcasting, Inc. :
           136M       10%, 2011                                                                             140,760
           100M       8.75%, 2014                                                                            96,500
-------------------------------------------------------------------------------------------------------------------
                                                                                                            566,510
-------------------------------------------------------------------------------------------------------------------
                  Media-Cable TV--9.4%
           225M   Adelphia Communications Corp., 10.25%, 2011 ++                                            213,187
           135M   Atlantic Broadband Finance, LLC, 9.375%, 2014 +                                           128,587
           500M   Cablevision Systems Corp., 8%, 2012 +                                                     525,000
           500M   Charter Communications Holdings, LLC, 10%, 2009                                           407,500
           500M   Mediacom LLC/Mediacom Capital Corp., 8.5%, 2008                                           513,750
           200M   Quebecor Media, Inc., 11.125%, 2011                                                       232,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,020,024
-------------------------------------------------------------------------------------------------------------------
                  Media-Diversified--3.3%
           300M   Cenveo, Inc., 7.875%, 2013                                                                294,000
                  Six Flags, Inc.:
           150M       8.875%, 2010                                                                          141,375
            50M       9.625%, 2014                                                                           47,000
           200M   Universal City Development Partners, Ltd., 11.75%, 2010                                   234,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                            716,375
-------------------------------------------------------------------------------------------------------------------
                  Metals/Mining--3.6%
           600M   Commonwealth Aluminum Corp., 10.75%, 2006                                                 604,500
           160M   Euramax International, Inc., 8.5%, 2011                                                   171,200
-------------------------------------------------------------------------------------------------------------------
                                                                                                            775,700
-------------------------------------------------------------------------------------------------------------------
                  Retail-General Merchandise--2.7%
           250M   General Nutrition Centers, Inc., 8.5%, 2010                                               256,875
           300M   Michaels Stores, Inc., 9.25%, 2009                                                        327,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                            583,875
-------------------------------------------------------------------------------------------------------------------
                  Services--5.4%
                  Allied Waste NA, Inc.:
           150M       5.75%, 2011                                                                           143,250
           300M       7.375%, 2014                                                                          290,250
           325M   Hydrochem Industrial Services, Inc., 10.375%, 2007                                        329,063
           384M   Kindercare Learning Centers, Inc., 9.5%, 2009                                             391,200
-------------------------------------------------------------------------------------------------------------------
                                                                                                          1,153,763
-------------------------------------------------------------------------------------------------------------------
                  Telecommunications--1.2%
           600M   ICG Services, Inc., 10%, 2008 ++ **                                                           375
           500M   RCN Corp., 11%, 2008 ++                                                                   255,000
           400M   XO Communications, Inc., 9%, 2008 ++ **                                                       250
-------------------------------------------------------------------------------------------------------------------
                                                                                                            255,625
-------------------------------------------------------------------------------------------------------------------
                  Utilities--.0%
           125M   AES Drax Energy, Ltd., 11.5%, 2010 ++                                                       1,250
-------------------------------------------------------------------------------------------------------------------
                  Wireless Communications--2.3%
           300M   Crown Castle International Corp., 9.375%, 2011                                            346,500
                  Triton Communications, LLC:
           100M       8.75%, 2011                                                                            68,500
           100M       9.375%, 2011                                                                           72,250
-------------------------------------------------------------------------------------------------------------------
                                                                                                            487,250
-------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $19,181,935)                                                        18,653,228
-------------------------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT OBLIGATIONS--5.0%
         1,000M   U.S. Treasury Notes, 7%, 2006 (cost $1,087,969)                                         1,078,126
-------------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS--1.4%
                  Media-Cable TV--.3%
         2,061  * Echostar Communications Corporation - Class "A"                                            64,138
-------------------------------------------------------------------------------------------------------------------
                  Media-Diversified--1.1%
         1,500  * MediaNews Group, Inc. - Class "A"                                                         225,000
-------------------------------------------------------------------------------------------------------------------
                  Telecommunications--.0%
         1,450  * ICG Communications, Inc.                                                                    1,015
           230  * Viatel Holding (Bermuda), Ltd.                                                                178
         1,571  * World Access, Inc.                                                                              2
-------------------------------------------------------------------------------------------------------------------
                                                                                                              1,195
-------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $372,790)                                                                290,333
-------------------------------------------------------------------------------------------------------------------
                  PREFERRED STOCKS--.8%
                  Manufacturing
           363  * Day International Group, Inc., 12.25%, 2010, PIK
                       (cost $292,926)                                                                      164,280
-------------------------------------------------------------------------------------------------------------------
                  WARRANTS--.0%
                  Telecommunications
           250  * GT Group Telecom, Inc. (expiring 2/1/10) (cost $22,587) **                                     --
-------------------------------------------------------------------------------------------------------------------
                  SHORT-TERM CORPORATE NOTES--2.3%
          $500M   Federal Home Loan Bank, 1.75%, 10/21/04
                      (cost $499,514)                                                                       499,514
-------------------------------------------------------------------------------------------------------------------
                  SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS--1.2%
           250M   New Jersey Natural Gas Co., 1.75%, 10/1/04
                      (cost $250,000)                                                                       250,000
-------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $21,707,721)                                               97.7%       $20,935,481
Other Assets, Less Liabilities                                                               2.3            503,689
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                 100.0%       $21,439,170
===================================================================================================================

 + Security exempt from registration under Rule 144A of the Securities
   Act of 1933. Certain restricted securities are exempt form the registration requirements under Rule 144A of the securities Act of 1933 and may only be resold to qualified institutional investors. At
   September 30, 2004, the Fund held ten 144A securities with an aggregate value of $2,452,937 representing 11.4% of the Fund's net assets.

++ In default as to principal and/or interest payment

 * Non-income producing

** Securities fair valued as determined in good faith pursuant to procedures adopted by the Board. At September 30, 2004 the Fund held five securities with a value of $1,907 representing .0% of the Fund's net assets.

   At September 30, 2004, the cost of investments for federal income tax purposes was $21,707,721. Accumulated net unrealized depreciation on investments was $772,240, consisting of $1,472,455 gross unrealized appreciation and $2,244,695 gross unrealized depreciation.


Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Fund's Board of Directors. The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Special Bond Fund, Inc.

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  November 23, 2004


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  November 23, 2004